Pension and Postretirement Benefit Plans - US Pension Weighted Averages and Expected Returns Information (Details) - Funded - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Aug. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Company contributions		$ 964	$ 380
Qualified and Non-qualified Pension Benefits | Maximum
Asset Allocation assumption
Estimated pension contributions for next fiscal year		500
Qualified and Non-qualified Pension Benefits | Minimum
Asset Allocation assumption
Estimated pension contributions for next fiscal year		300
Postretirement Benefits
Benefit Plan Information
Company contributions		3	$ 3
Amounts expected to be amortized from accumulated other comprehensive income into net periodic benefit costs over next fiscal year
Amortization of prior service cost (benefit)		(40)
Amortization of net actuarial (gain) loss		62
Total amortization expected over the next fiscal year		$ 22
Weighted-average assumptions used to determine benefit obligations
Discount rate		3.79%	4.26%	4.48%
Percentage increase (decrease) in discount rate obligation from the prior year		(0.47%)
Weighted-average assumptions used to determine net cost for years ended
Discount rate - service cost		4.50%	4.70%	4.07%
Discount rate - interest cost		3.80%	3.80%	4.07%
Expected return on assets		6.48%	6.91%	6.91%
United States
Weighted-average assumptions used to determine benefit obligations
Original percentage medical inflation indexation by company in year	3.00%
Revised percentage medical inflation indexation by company in year	1.50%
United States | Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Company contributions		$ 852	$ 259
Amounts expected to be amortized from accumulated other comprehensive income into net periodic benefit costs over next fiscal year
Amortization of prior service cost (benefit)		(23)
Amortization of net actuarial (gain) loss		503
Total amortization expected over the next fiscal year		$ 480
Weighted-average assumptions used to determine benefit obligations
Discount rate		3.68%	4.21%	4.47%
Compensation rate increase		4.10%	4.10%	4.10%
Percentage increase (decrease) in discount rate obligation from the prior year		(0.53%)
Weighted-average assumptions used to determine net cost for years ended
Discount rate - service cost		4.42%	4.70%	4.10%
Discount rate - interest cost		3.61%	3.73%	4.10%
Expected return on assets		7.25%	7.50%	7.75%
Compensation rate increase		4.10%	4.10%	4.10%
International Qualified and Non-qualified Pension Benefits | Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Company contributions		$ 112	$ 121
Amounts expected to be amortized from accumulated other comprehensive income into net periodic benefit costs over next fiscal year
Amortization of prior service cost (benefit)		(13)
Amortization of net actuarial (gain) loss		116
Total amortization expected over the next fiscal year		$ 103
Weighted-average assumptions used to determine benefit obligations
Discount rate		2.41%	2.54%	3.12%
Compensation rate increase		2.89%	2.90%	2.90%
Weighted-average assumptions used to determine net cost for years ended
Discount rate - service cost		2.32%	2.84%	3.11%
Discount rate - interest cost		2.25%	2.72%	3.11%
Expected return on assets		5.16%	5.77%	5.90%
Compensation rate increase		2.90%	2.90%	3.33%
Qualified | United States | Qualified and Non-qualified Pension Benefits
Asset Allocation assumption
Rate of return on plan assets		12.40%	5.80%	0.70%
Average annual actual return on plan assets over the past 10 years		7.00%
Number years of used in the calculation of one average annual actual return on plan assets		10 years
Average annual actual return on plan assets over the past 25 years		9.40%
Number years of used in the calculation of a second average annual actual return on plan assets		25 years
Company's assumption for the expected return on plan assets
Expected return on assets in next fiscal year		7.25%
Qualified | United States | Qualified and Non-qualified Pension Benefits | Primary U.S. Qualified Pension Plan
Company's assumption for the expected return on plan assets
Expected return on assets in next fiscal year		7.25%
Qualified | United States | Qualified and Non-qualified Pension Benefits | Equities
Asset Allocation assumption
Asset allocation assumption for next fiscal year		25.00%
Qualified | United States | Qualified and Non-qualified Pension Benefits | Private equity
Asset Allocation assumption
Asset allocation assumption for next fiscal year		16.00%
Qualified | United States | Qualified and Non-qualified Pension Benefits | Fixed income
Asset Allocation assumption
Asset allocation assumption for next fiscal year		41.00%
Qualified | United States | Qualified and Non-qualified Pension Benefits | Absolute return
Asset Allocation assumption
Asset allocation assumption for next fiscal year		18.00%